Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Life insurance premiums	¥ 247,427	¥ 209,120	¥ 186,547
Life insurance related investment income (loss)	48,513	(19,699)	164,946
Life insurance premiums and related investment income	¥ 295,940	¥ 189,421	¥ 351,493